Debts - Additional Information (Details)			1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Feb. 12, 2020 shares $ / shares	Oct. 31, 2017 USD ($)	Feb. 29, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 04, 2018 USD ($)	Apr. 02, 2018 USD ($)	Dec. 31, 2015 USD ($) $ / shares
Line of Credit Facility [Line Items]
Aggregate principal amount of loans outstanding				$ 41,358,000			$ 41,206,000
Revolving loan									$ 10,000,000
Outstanding balance on line of credit facility				10,600,000	$ 10,500,000		10,500,000	$ 10,300,000
Changes in fair value of promissory note				2,321,000	(33,000)		(167,000)	(1,060,000)
Interest expense				189,000	187,000		758,000	710,000
Conversion price per share on convertible note payable (in dollars per share) | $ / shares	$ 5.12
Maximum number of shares of common stock issuable (in shares) | shares	3,076,171
Interest expense paid				0	346,000		496,000	328,000
Proceeds from qualified financing		$ 10,000,000.0
Upper limit of estimated enterprise value		250,000,000.0
Lower limit of estimated enterprise value		$ 160,000,000.0
Yaskawa
Line of Credit Facility [Line Items]
Letter of intent for development activities			$ 4,000,000.0
Yaskawa | Forecast
Line of Credit Facility [Line Items]
Proceeds from Collaborators						$ 1,000,000.0
Loan and Security Agreement (LSA)
Line of Credit Facility [Line Items]
Long-term loan facility									15,000,000.0
Aggregate principal amount of loans outstanding				15,000,000.0			15,000,000.0
Tranche A Loan
Line of Credit Facility [Line Items]
Long-term loan facility									5,000,000
Tranche B Loan
Line of Credit Facility [Line Items]
Long-term loan facility				8,000,000.0	8,000,000				8,000,000
Tranche B-1 Loan
Line of Credit Facility [Line Items]
Long-term loan facility				2,000,000.0	2,000,000				$ 2,000,000
Tranche C Note
Line of Credit Facility [Line Items]
Long-term loan facility				$ 10,000,000.0			10,000,000.0
Revolving loan										$ 10,000,000.0
Interest rate per annum				6.00%						6.00%
Accrued interest on promissory note				$ 152,000	$ 150,000		608,000	346,000
Interest expense paid							$ 496,000	0
Yaskawa Note
Line of Credit Facility [Line Items]
Long-term loan facility				$ 15,000,000.0
Interest rate per annum		1.00%		1.00%			1.00%
Changes in fair value of promissory note				$ 2,300,000			$ 167,000	1,100,000
Unsecured subordinated convertible promissory note		$ 15,000,000.0		15,373,000			15,336,000	15,186,000
Interest expense				37,000			150,000	364,000
Accrued interest on promissory note				$ 373,000			$ 336,000	$ 186,000
Maximum number of shares of common stock issuable (in shares) | shares	3,076,171
Percent of price paid by purchasers of preferred stock		80.00%
SCI Note
Line of Credit Facility [Line Items]
Interest rate per annum											6.00%
Notes payable											$ 10,000,000.0
IIDA Note
Line of Credit Facility [Line Items]
Interest rate per annum											1.00%
Conversion price per share on convertible note payable (in dollars per share) | $ / shares											$ 9.82380
Notes payable											$ 3,000,000.0